Segment Information (Additions to Property, Plant and Equipment, Construction in Progress, Lease Prepayments and Other Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	¥ 1,389,253	¥ 1,909,875	¥ 1,314,978
Synthetic fibres [member]
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	124,188	130,908	106,872
Resins and plastics [member]
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	112,638	156,189	169,330
Intermediate petrochemicals [member]
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	246,857	525,828	261,291
Petroleum products [member]
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	806,833	1,076,212	740,520
Others [member]
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	¥ 98,737	¥ 20,738	¥ 36,965